Condensed Consolidating Financial Information - Condensed Consolidating Statement of Operations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Consolidating Statements of Operations
Net operating revenues	$ 949.9	$ 926.8	$ 920.7	$ 909.8	$ 879.3	$ 778.6	$ 764.4	$ 740.6	$ 3,707.2	$ 3,162.9	$ 2,405.9
Less: Provision for doubtful accounts									(61.2)	(47.2)	(31.6)
Net operating revenues less provision for doubtful accounts									3,646.0	3,115.7	2,374.3
Operating expenses:
Salaries and benefits									1,985.9	1,670.8	1,161.7
Other operating expenses									492.1	432.1	351.6
Occupancy costs									71.3	53.9	41.6
Supplies									140.0	128.7	111.9
General and administrative expenses									133.4	133.3	124.8
Depreciation and amortization									172.6	139.7	107.7
Government, class action, and related settlements									0.0	7.5	(1.7)
Professional fees-accounting, tax, and legal									1.9	3.0	9.3
Total operating expenses									2,997.2	2,569.0	1,906.9
Loss on early extinguishment of debt									7.4	22.4	13.2
Interest expense and amortization of debt discounts and fees									172.1	142.9	109.2
Other income									(2.9)	(5.5)	(31.2)
Equity in net income of nonconsolidated affiliates									(9.8)	(8.7)	(10.7)
Equity in net income of consolidated affiliates									0.0	0.0	0.0
Management fees									0.0	0.0	0.0
Income from continuing operations before income tax expense									482.0	395.6	386.9
Provision for income tax expense	39.7	42.1	42.4	39.7	43.5	35.9	32.2	30.3	163.9	141.9	110.7
Income from continuing operations	81.8	78.2	81.3	76.8	65.1	67.5	61.8	59.3	318.1	253.7	276.2
Income (loss) from discontinued operations, net of tax	0.3	(0.1)	(0.1)	(0.1)	0.7	0.3	(1.6)	(0.3)	0.0	(0.9)	5.5
Net income	82.1	78.1	81.2	76.7	65.8	67.8	60.2	59.0	318.1	252.8	281.7
Less: Net income attributable to noncontrolling interests	(16.8)	(16.4)	(18.6)	(18.7)	(18.8)	(17.1)	(17.3)	(16.5)	(70.5)	(69.7)	(59.7)
Net income attributable to HealthSouth	$ 65.3	$ 61.7	$ 62.6	$ 58.0	$ 47.0	$ 50.7	$ 42.9	$ 42.5	247.6	183.1	222.0
Comprehensive income									318.1	252.1	281.3
Comprehensive income attributable to HealthSouth									247.6	182.4	221.6
Eliminating Entries
Condensed Consolidating Statements of Operations
Net operating revenues									(117.9)	(103.5)	(90.4)
Less: Provision for doubtful accounts									0.0	0.0	0.0
Net operating revenues less provision for doubtful accounts									(117.9)	(103.5)	(90.4)
Operating expenses:
Salaries and benefits									(18.3)	(17.1)	(15.1)
Other operating expenses									(46.3)	(41.3)	(36.8)
Occupancy costs									(53.3)	(45.1)	(38.5)
Supplies									0.0	0.0	0.0
General and administrative expenses									0.0	0.0	0.0
Depreciation and amortization									0.0	0.0	0.0
Government, class action, and related settlements										0.0	0.0
Professional fees-accounting, tax, and legal									0.0	0.0	0.0
Total operating expenses									(117.9)	(103.5)	(90.4)
Loss on early extinguishment of debt									0.0	0.0	0.0
Interest expense and amortization of debt discounts and fees									(19.9)	(11.4)	(1.2)
Other income									19.9	11.4	1.2
Equity in net income of nonconsolidated affiliates									0.0	0.0	0.0
Equity in net income of consolidated affiliates									386.6	359.0	345.7
Management fees									0.0	0.0	0.0
Income from continuing operations before income tax expense									(386.6)	(359.0)	(345.7)
Provision for income tax expense									0.0	0.0	0.0
Income from continuing operations									(386.6)	(359.0)	(345.7)
Income (loss) from discontinued operations, net of tax									0.0	0.0	0.0
Net income									(386.6)	(359.0)	(345.7)
Less: Net income attributable to noncontrolling interests									0.0	0.0	0.0
Net income attributable to HealthSouth									(386.6)	(359.0)	(345.7)
Comprehensive income									(386.6)	(359.0)	(345.7)
Comprehensive income attributable to HealthSouth									(386.6)	(359.0)	(345.7)
HealthSouth Corporation
Condensed Consolidating Statements of Operations
Net operating revenues									20.1	19.4	16.1
Less: Provision for doubtful accounts									0.0	0.0	0.0
Net operating revenues less provision for doubtful accounts									20.1	19.4	16.1
Operating expenses:
Salaries and benefits									45.5	49.4	22.3
Other operating expenses									25.5	31.3	21.6
Occupancy costs									2.9	4.0	4.2
Supplies									0.0	0.0	0.0
General and administrative expenses									126.7	128.3	124.8
Depreciation and amortization									9.4	9.9	9.7
Government, class action, and related settlements										7.5	(1.7)
Professional fees-accounting, tax, and legal									1.9	3.0	9.3
Total operating expenses									211.9	233.4	190.2
Loss on early extinguishment of debt									7.4	22.4	13.2
Interest expense and amortization of debt discounts and fees									147.3	130.0	99.8
Other income									(19.6)	(13.6)	(0.7)
Equity in net income of nonconsolidated affiliates									0.0	0.0	0.0
Equity in net income of consolidated affiliates									(348.3)	(321.5)	(313.2)
Management fees									(136.2)	(119.7)	(107.9)
Income from continuing operations before income tax expense									157.6	88.4	134.7
Provision for income tax expense									(90.0)	(95.8)	(81.6)
Income from continuing operations									247.6	184.2	216.3
Income (loss) from discontinued operations, net of tax									0.0	(1.1)	5.7
Net income									247.6	183.1	222.0
Less: Net income attributable to noncontrolling interests									0.0	0.0	0.0
Net income attributable to HealthSouth									247.6	183.1	222.0
Comprehensive income									247.6	182.4	221.6
Comprehensive income attributable to HealthSouth									247.6	182.4	221.6
Guarantor Subsidiaries
Condensed Consolidating Statements of Operations
Net operating revenues									2,190.3	1,889.2	1,683.4
Less: Provision for doubtful accounts									(42.2)	(33.9)	(21.8)
Net operating revenues less provision for doubtful accounts									2,148.1	1,855.3	1,661.6
Operating expenses:
Salaries and benefits									1,013.7	874.0	776.6
Other operating expenses									313.2	269.2	240.7
Occupancy costs									89.8	66.9	55.7
Supplies									90.7	83.6	77.0
General and administrative expenses									0.0	0.0	0.0
Depreciation and amortization									103.6	83.6	71.0
Government, class action, and related settlements										0.0	0.0
Professional fees-accounting, tax, and legal									0.0	0.0	0.0
Total operating expenses									1,611.0	1,377.3	1,221.0
Loss on early extinguishment of debt									0.0	0.0	0.0
Interest expense and amortization of debt discounts and fees									21.6	11.2	7.8
Other income									(0.4)	(0.2)	(28.5)
Equity in net income of nonconsolidated affiliates									(9.0)	(8.5)	(10.7)
Equity in net income of consolidated affiliates									(38.3)	(37.5)	(32.5)
Management fees									104.0	89.7	80.3
Income from continuing operations before income tax expense									459.2	423.3	424.2
Provision for income tax expense									183.3	168.9	147.5
Income from continuing operations									275.9	254.4	276.7
Income (loss) from discontinued operations, net of tax									0.0	0.0	0.0
Net income									275.9	254.4	276.7
Less: Net income attributable to noncontrolling interests									0.0	0.0	0.0
Net income attributable to HealthSouth									275.9	254.4	276.7
Comprehensive income									275.9	254.4	276.7
Comprehensive income attributable to HealthSouth									275.9	254.4	276.7
Non-Guarantor Subsidiaries
Condensed Consolidating Statements of Operations
Net operating revenues									1,614.7	1,357.8	796.8
Less: Provision for doubtful accounts									(19.0)	(13.3)	(9.8)
Net operating revenues less provision for doubtful accounts									1,595.7	1,344.5	787.0
Operating expenses:
Salaries and benefits									945.0	764.5	377.9
Other operating expenses									199.7	172.9	126.1
Occupancy costs									31.9	28.1	20.2
Supplies									49.3	45.1	34.9
General and administrative expenses									6.7	5.0	0.0
Depreciation and amortization									59.6	46.2	27.0
Government, class action, and related settlements										0.0	0.0
Professional fees-accounting, tax, and legal									0.0	0.0	0.0
Total operating expenses									1,292.2	1,061.8	586.1
Loss on early extinguishment of debt									0.0	0.0	0.0
Interest expense and amortization of debt discounts and fees									23.1	13.1	2.8
Other income									(2.8)	(3.1)	(3.2)
Equity in net income of nonconsolidated affiliates									(0.8)	(0.2)	0.0
Equity in net income of consolidated affiliates									0.0	0.0	0.0
Management fees									32.2	30.0	27.6
Income from continuing operations before income tax expense									251.8	242.9	173.7
Provision for income tax expense									70.6	68.8	44.8
Income from continuing operations									181.2	174.1	128.9
Income (loss) from discontinued operations, net of tax									0.0	0.2	(0.2)
Net income									181.2	174.3	128.7
Less: Net income attributable to noncontrolling interests									(70.5)	(69.7)	(59.7)
Net income attributable to HealthSouth									110.7	104.6	69.0
Comprehensive income									181.2	174.3	128.7
Comprehensive income attributable to HealthSouth									$ 110.7	$ 104.6	$ 69.0